Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 8 – INTANGIBLE ASSETS

Intangible assets as of December 31, 2022 and 2021 consisted of the following:

	2022	2021
Intangible assets
Cost	$13,136	$14,060
Accumulated amortization	(2,851)	(1,709)
Additions, at cost	-	157
Amortization current year	(1,471)	(1,415)
Intangible assets, net	$8,814	$11,093

The intangible assets represent the ERAYAK trademark and the Company’s purchase of patents related to new technologies to produce inverters.

There were no disposals for the years ended December 31, 2022 and 2021.

During the years of December 31, 2022 and 2021, the Company had no impaired or pledged intangibles.

Five succeeding years of amortization are as follows:

Year	Amortization	Net carrying value
2023	$1,314	$7,500
2024	1,314	6,186
2025	1,314	4,872
2026	1,314	3,558
2027	1,314	2,244